Ameritas Life Insurance Corp.
                               ("Ameritas Life")

              Ameritas Life Insurance Corp. Separate Account LLVA
                              ("Separate Account")

                                 Supplement to
                    Ameritas No-Load Variable Annuity (4080)
                          Prospectus Dated May 1, 2010
                    and Statement of Additional Information

                          Supplement Dated May 1, 2011

1.   Subaccount underlying portfolios available as variable investment options for your Policy are:
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
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                             FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                       Portfolio Type / Summary of Investment Objective
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                   American Century Investments                               American Century Investment Management, Inc.
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American Century VP International Fund, Class I                      Capital growth.
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American Century VP Mid Cap Value Fund, Class I                      Long-term capital growth; income is secondary.
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                 Calvert Variable Products, Inc.*                                 Calvert Investment Management, Inc.
                                                                            (Named Calvert Asset Management Company, Inc.
                                                                                         prior to 4/30/11)
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Calvert VP EAFE International Index Portfolio, Class I - World       Index:  MSCI EAFE Index.
 Asset Management, Inc.
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Calvert VP Natural Resources Portfolio - Summit Investment           Capital growth.
Advisors, Inc. ("Summit")
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Calvert VP S&P 500 Index Portfolio - Summit                          Index:  S&P 500 Index.
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Calvert VP S&P MidCap 400 Index Portfolio, Class I - Summit          Index:  S&P MidCap 400 Index.
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Calvert VP SRI Large Cap Value Portfolio - No Subadviser             Long-term capital appreciation.
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                 Calvert Variable Series, Inc.*                                    Calvert Investment Management, Inc.
                                                                             (Named Calvert Asset Management Company, Inc.
                                                                                           prior to 4/30/11)
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Calvert VP Small Cap Growth Portfolio - Eagle Asset                  Long-term capital appreciation.
Management, Inc.
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Calvert VP SRI Balanced Portfolio - Equity Portion: New              Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No Subadviser
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Calvert VP SRI Strategic Portfolio - Thornburg Investment            Long-term capital appreciation; current income is secondary.
Management, Inc.
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                   DWS Investments VIT Funds                                  Deutsche Investment Management Americas Inc.
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DWS Small Cap Index VIP Portfolio, Class A - Northern Trust          Index:  Russell 2000 Index.
Investments, Inc.
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                    DWS Variable Series I                                     Deutsche Investment Management Americas Inc.
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DWS Capital Growth VIP Portfolio, Class A                            Long-term growth of capital.
(DWS Health Care VIP Portfolio prior to merger 5/1/11)
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                   DWS Variable Series II                                     Deutsche Investment Management Americas Inc.
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DWS Dreman Small Mid Cap Value VIP Portfolio, Class A-               Long-term capital appreciation.
Dreman Value Management, L.L.C.
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DWS Global Thematic VIP Portfolio, Class A - Global                  Long-term capital growth.
Thematic Partners, LLC
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          Fidelity(R) Variable Insurance Products                                Fidelity Management & Research Company
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Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 1,2,3         Long-term capital appreciation.
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Fidelity(R) VIP High Income Portfolio, Service Class 1,2             Income and growth.
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Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class 1,4   Bond.
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Fidelity(R) VIP Mid Cap Portfolio, Service Class 1,2,3               Long-term growth.
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Fidelity(R) VIP Strategic Income Portfolio, Initial Class 1,2,3,4    Income.
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    Subadvisers: (1) Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International
  Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited; (3) Fidelity Management & Research
                                   (U.K.) Inc.; and (4) Fidelity Investments Money Management, Inc.
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    Franklin Templeton Variable Insurance Products Trust                                Franklin Advisers, Inc.
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Templeton Global Bond Securities Fund, Class 2                       Current income, consistent with preservation of capital, with capital appreciation as secondary.
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                             FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                       Portfolio Type / Summary of Investment Objective
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                   AIM Variable Insurance Funds                                         Invesco Advisers, Inc.
                (Invesco Variable Insurance Funds)
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Invesco V.I. Dividend Growth Fund, Series I                          To provide reasonable current income and long-term growth of
(Invesco V.I. Financial Services prior to merger 5/2/11)             income and capital.
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Invesco V.I. Global Health Care Fund, Series I                       Long-term growth of capital.
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Invesco V.I. International Growth Fund, Series I                     Long-term growth of capital.
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Invesco V.I. Leisure Fund, Series I                                  Long-term growth of capital.
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Invesco V.I. Technology Fund, Series I                               Long-term growth of capital.
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                 MFS(R) Variable Insurance Trust                                Massachusetts Financial Services Company
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MFS(R) Research International Series, Initial Class                  Seeks capital appreciation.
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MFS(R) Utilities Series, Initial Class                               Seeks total return.
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           Neuberger Berman Advisers Management Trust                              Neuberger Berman Management LLC
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Neuberger Berman AMT Balanced Portfolio, Class I                     Balanced: growth of capital.
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Neuberger Berman AMT Growth Portfolio, Class I                       Growth of capital.
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Neuberger Berman AMT Partners Portfolio, Class I                     Capital growth.
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Neuberger Berman AMT Regency Portfolio, Class I                      Capital growth.
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Neuberger Berman AMT Short Duration Bond Portfolio, Class I          Bond: highest available current income consistent with
                                                                     liquidity and low risk to principal; income; total return is secondary.
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               PIMCO Variable Insurance Trust                                  Pacific Investment Management Company LLC
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PIMCO CommodityRealReturn(R) Strategy Portfolio,                     Seeks maximum real return.
Administrative Class
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PIMCO Total Return Portfolio, Administrative Class                   Seeks maximum total return.
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                   Rydex Variable Trust                                              Security Global Investors
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Rydex Government Long Bond 1.2x Strategy Fund                        Seeks to provide investment results that correspond to 120% of daily price movement of Long Treasury Bond.
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Rydex Inverse S&P 500 Strategy Fund                                  Seeks to provide investments results that match the inverse
                                                                     (opposite) performance of the S&P 500(R) Index on a daily
                                                                     basis.
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Rydex NASDAQ-100(R) Fund                                             Seeks to provide investment results that correspond to the
                                                                     NASDAQ-100 Index(R) on a daily basis.
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Rydex Nova Fund                                                      Seeks to provide investment results that match 150% of the performance of the S&P 500(R) Index on a daily basis.
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Rydex Precious Metals Fund                                           Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector.
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               T. Rowe Price Equity Series, Inc.                                    T. Rowe Price Associates, Inc.
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T. Rowe Price Blue Chip Growth Portfolio                             Seeks Long-term capital growth.  Income is a secondary
                                                                     objective.
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              Third Avenue Variable Series Trust                                      Third Avenue Management LLC
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Third Avenue Value Portfolio                                         Long-term capital appreciation.
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           The Universal Institutional Funds, Inc.                              Morgan Stanley Investment Management Inc.
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UIF Emerging Markets Equity Portfolio, Class I - Morgan              Long-term capital appreciation by investing primarily in growth
Stanley Investment Management Company and Morgan Stanley             oriented equity securities of issuers in emerging market
 Investment Management Limited                                       countries.
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             Vanguard(R) Variable Insurance Fund                                     The Vanguard Group. Inc. 1
                                                                               Wellington Management Company, LLP 2
                                                                          Barrow, Hanley, Mewhinney & Strauss, Inc. 3
                                                                                     AllianceBernstein L.P. 4
                                                                                William Blair & Company, L.L.C. 5
                                                                        Schroder Investment Management North America, Inc. 6
                                                                                    Baillie Gifford Overseas Ltd. 7
                                                                                 Granahan Investment Management, Inc.8
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Vanguard(R) Diversified Value Portfolio 3                            Growth and Income.
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Vanguard(R) Equity Income Portfolio 1,2                              Growth and income.
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Vanguard(R) Equity Index Portfolio 1                                 Index - Growth and income.
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Vanguard(R) Growth Portfolio 4,5                                     Growth.
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Vanguard(R) High Yield Bond Portfolio 2                              Income.
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Vanguard(R) International Portfolio 6,7                              Growth.
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Vanguard(R) Mid-Cap Index Portfolio 1                                Index - Growth and income.
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Vanguard(R) Money Market Portfolio 1                                 Money Market.
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Vanguard(R) REIT Index Portfolio 1                                   Income and Growth.
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Vanguard(R) Small Company Growth Portfolio 8                         Growth.
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Vanguard(R) Total Bond Market Index Portfolio 1                      Index - Bonds.
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                             FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                       Portfolio Type / Summary of Investment Objective
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          Wells Fargo Advantage FundsSM - Variable Trust                          Wells Fargo Funds Management, LLC
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Wells Fargo Advantage VT Discovery FundSM, Class 2 - Wells           Long-term capital appreciation.
Capital Management Incorporated ("WellsCap")
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Wells Fargo Advantage VT Opportunity FundSM, Class 2 -               Long-term capital appreciation.
WellsCap
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
* These funds are part of and their investment adviser and Summit are indirect subsidiaries of the UNIFI (R) Mutual Holding Company (UNIFI (R)), the ultimate parent of Ameritas Life. Also, Calvert Investment Distributors, Inc. (named Calvert Distributors, Inc. prior to 4/30/11), an indirect subsidiary of UNIFI
(R), is the underwriter for these funds.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2010.

3. The prospectus sections on systematic transfer programs (Dollar Cost Averaging, Portfolio Rebalancing, and Earnings Sweep) are revised by deleting the phrase "or by Internet when available" each time it appears in that section. We currently do not process Internet instructions for systematic programs, although the Internet may be used for other Policy communications, as stated in the Transfers section of your prospectus.

4. In the Asset Allocation Program section of the prospectus, the reference to "AIC's Form ADV Part II" is deleted and replaced with "AIC's Form ADV
     Part 2A, Appendix 1."

5. In the prospectus and the Statement of Additional Information ("SAI"), references to our affiliate, Summit Investment Advisors, Inc., are revised to use the short cite "Summit."

6. In the Asset Allocation Program section of the prospectus and in the SAI, the name of our affiliate, which is the adviser of the Calvert Funds, is changed to Calvert Investment Management, Inc. (named Calvert Asset Management Company, Inc. prior to April 30, 2011). References to Calvert Investment Management, Inc. are revised to use the short city "CIM."

7.   The SAI ASSET ALLOCATION PROGRAM text is revised as follows:
     a. In the Asset Allocation Program Models section, the sentence "First, SIA performs an optimization analysis to determine the breakdown of asset classes." is deleted and replaced with the following:
               First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations.
     b. In the second paragraph of the Periodic Updates of the Models and Notices of Updates section, the sentence "This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing)." is deleted and replaced with the following:
               This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model when your next automatic quarterly rebalancing occurs.
     c. In the first paragraph on Potential Conflicts of Interest, the sentence "SIA analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection, allocation weighting, and periodic updates regarding portfolios in the models." is deleted and replaced by the following:
               Summit analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection of specific funds and periodic updates regarding portfolios in the models. In developing these recommendations, Summit consults with unaffiliated third parties to obtain information on asset class-level allocation weightings and impact of the models on insurance reserves.


All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.
    If you do not have a current prospectus, please contact Ameritas Life at
                                1-800-255-9678.